Statements of Cash Flows - Significant Non-cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Non-cash Investing and Financing Transactions [Abstract]
Increase of accounts payable - other related to acquisition of property and equipment and intangible assets	₩ 44,214	₩ 1,511,913	₩ 39,973